Leases (Details) - Schedule of maturity analysis of undiscounted future lease payments receivable for operating leases $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Leases (Details) - Schedule of maturity analysis of undiscounted future lease payments receivable for operating leases [Line Items]
Total undiscounted cash flows	$ 139,287
Less imputed interest	(16,034)
Present value of lease liabilities	123,253
2021 [Member]
Leases (Details) - Schedule of maturity analysis of undiscounted future lease payments receivable for operating leases [Line Items]
Total undiscounted cash flows	33,887
2022 [Member]
Leases (Details) - Schedule of maturity analysis of undiscounted future lease payments receivable for operating leases [Line Items]
Total undiscounted cash flows	28,949
2023 [Member]
Leases (Details) - Schedule of maturity analysis of undiscounted future lease payments receivable for operating leases [Line Items]
Total undiscounted cash flows	18,550
2024 [Member]
Leases (Details) - Schedule of maturity analysis of undiscounted future lease payments receivable for operating leases [Line Items]
Total undiscounted cash flows	12,068
2025 [Member]
Leases (Details) - Schedule of maturity analysis of undiscounted future lease payments receivable for operating leases [Line Items]
Total undiscounted cash flows	10,108
2026 and thereafter
Leases (Details) - Schedule of maturity analysis of undiscounted future lease payments receivable for operating leases [Line Items]
Total undiscounted cash flows	$ 35,725